Off-Balance Sheet Activities - Additional Information (Detail) - Standby and Performance Letters of Credit	12 Months Ended
Dec. 31, 2014
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Term	1 year
Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Term	4 years